Evergreen Asset Management Corp.
                            2500 Westchester Avenue
                            Purchase, New York 10577




                                                          October 30, 1995.

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

   Re    Rule 24f-2 Notice of
         EVERGREEN MUNICIPAL TRUST
         on behalf of its Evergreen Tax-Exempt Money Market Fund, Evergreen Short-Intermediate Municipal Fund, Evergreen Short-Intermediate Municipal Fund-CA and Evergreen Florida High Income Municipal Fund for the fiscal year of such series ended August 31, 1995
         Registration No. 33-23180; Investment Company File No.811-5579

Gentlemen:

     In  accordance  with the  provisions  of Rule  24f-2  under the  Investment
Company Act of 1940 (the "Regulation"), the Evergreen Municipal Trust (the "Trust") hereby files its Rule 24f-2 Notice on behalf of its four series, the Evergreen Tax-Exempt Money Market Fund ("Tax-Exempt"), Evergreen Short-Intermediate Municipal Fund ("Intermediate"), Evergreen Short-Intermediate Municipal Fund-CA ("Intermediate-CA"), Evergreen Florida High
Income Municipal Fund ("Florida") for the fiscal year of such series ended August 31, 1995.

         This "Rule 24f-2 Notice" is being filed for the fiscal year ending August 31, 1995 ("Fiscal Year") for the Tax-Exempt,Intermediate,Intermediate-CA, and Florida series.

     Shares of  Beneficial  Interest of the Trust having a value of  $63,527,111 which had been registered under the Securities Act of 1933 (the "Securities Act") other than pursuant to the Regulation remained unsold at the beginning of the Fiscal Year. Shares of Beneficial Interest having a value of $14,563,621 were registered under the Securities Act during the Fiscal Year other than pursuant to the Regulation.

     During the Fiscal Year, shares of beneficial interest of Tax-Exempt, Intermediate, Intermediate-CA, and Florida having an aggregate offering price of $1,140,707,121, $27,093,800, $9,586,883 and $68,686,983, respectively, were sold:; and shares of beneficial interest of Tax-Exempt, Intermediate, Intermediate-CA, and Florida having an aggregate value of : $566,638,173, $26,833,640, $16,428,530 and $65,992,910, respectively, were redeemed. The value of the shares of Florida redeemed includes the shares of its predecessor, ABT Florida High Income Municipal Bond Fund (the "ABT Fund", that were redeemed in connection with the acquisition of the net assets of the ABT Fund by Florida at the close of business on June 30, 1995. Florida was formed as a series of the Trust for the purpose of acquiring the net assets of the ABT Fund and had no operations prior thereto. In addition a fifth series of the Trust, the Evergreen National Tax-Free Fund ("National"), which ceased operations on July 7, 1995, had redemptions of $42,759,501, none of which have previously been applied by the Trust on behalf of the Funds or any of its other series pursuant to Rule 24e-2(a) in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.

     Shares of beneficial interest of Tax-Exempt, Intermediate, Intermediate-CA, and Florida having an aggregate value of $1,062,616,389, $27,093,800, $9,586,883 and $68,686,983, respectively, were sold during the Fiscal Year in reliance upon the registration of an indefinite amount of securities under Rule 24f-2 ("24f-2 Declaration").

         Attached to this Rule 24f-2 Notice, and made a part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable.

     In accordance with subsection (c) of Rule 24f-2, a registration fee of $154,941.83 is due on behalf of the Funds. The fee computations are based upon the actual aggregate sale price for which such securities were sold during the Fiscal Year by the Trust, reduced by the difference between:




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                                                        -2-

Securities and Exchange Commission                            October 27, 1995.


         (1) The actual aggregate redemption price of the shares of the Funds redeemed by the Trust during the Fiscal Year, and

         (2) The actual aggregate redemption price of such redeemed shares previously applied by the Trust on behalf of the Funds or any of its other series pursuant to Rule 24e-2(a) in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.

                           Tax-Exempt         Intermediate        Intermediate-CA      Florida            TOTAL

Aggregate Sale
Price for Shares
Sold During
Fiscal Year
in Reliance
upon the 24f-2
Declaration                $1,062,616,389     $27,093,800         $ 9,586,883          $68,686,983,       $1,167,984,055

Reduced by the
Difference
Between:

(1) Aggregate
    Redemption
    Price of
    Shares
    Redeemed
    During
    the Fiscal
    Year                   $  566,638,173     $26,833,640         $16,428,530          $65,992,910        $  718,652,754(+)
and
(2) Aggregate
    Redemption
    Price of
    Redeemed
    Shares
    Previously
    Applied by
    Fund Pursuant
    to Rule 24e-2(a)
    Filings Made
    Pursuant to
    Section 24(e)(1)
    of Investment
    Company Act
    of 1940                $          0       $         0         $         0          $         0        $          0

Equals

Net aggregate
proceeds from
sales and
redemptions
of Shares:                 $  495,978,216     $   260,160        ($ 6,841,647)         $ 2,694,073        $  449,331,301(+)

Fee pursuant to Sec.6(b) of
the Securities Act of 1933                                                                                         /2900
                                                                                                           -------------
                                                                                                             $154,941.83
                                                                                                           =============


     (+) Includes $42,759,501 worth of shares redeemed by a former series of the Trust, Evergreen National Tax-Free Fund for its most recent fiscal period. Such shares were not previously applied by the Trust on behalf of the Funds or any of its other series pursuant to Rule 24e-2(a) in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Evergreen National Tax-Free Fund ceased operations on July 7, 1995 when its net assets were acquired by Evergreen High Grade Tax Free Fund. For its most recent complete fiscal year, Evergreen National Tax-Free Fund had a common fiscal year with the series of the Trust represented in this Rule 24f-2 Notice.


         Any questions regarding the matter should be addressed to Joseph J. McBrien, Esquire at the above address.

                                       Very truly yours,

                                       EVERGREEN INVESTMENT TRUST



                                            By:/s/ John J. Pileggi
                                             -------------------------
                                             John J. Pileggi
                                             President and Treasurer



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